Shareholder Report, Holdings (Details)	May 31, 2025
C000040835 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000040835 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000040835 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000040835 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000040835 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000040835 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000040835 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000040835 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000040835 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000040835 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000040835 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000040835 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000040835 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000040835 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000040835 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000040835 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000040836 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000040836 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000040836 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000040836 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000040836 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000040836 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000040836 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000040836 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000040836 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000040836 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000040836 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000040836 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000040836 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000040836 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000040836 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000040836 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000040837 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000040837 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000040837 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000040837 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000040837 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000040837 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000040837 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000040837 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000040837 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000040837 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000040837 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000040837 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000040837 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000040837 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000040837 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000040837 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000244829 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000244829 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000244829 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000244829 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000244829 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000244829 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000244829 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000244829 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000244829 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244829 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244829 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000244829 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000244829 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244829 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000244829 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000244829 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%